CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current Assets
Cash and cash equivalents	$ 8,300,000	$ 11,595,706	$ 1,875,673
Restricted cash	3,764,000	6,079,531	3,585,261
Accounts receivable, net of allowance of $454 and $95 as March 31, 2024 and December 31, 2023, respectively.	5,574,000	10,180,000	2,664,174
Prepaid expenses and other current assets	3,177,000	2,551,612	2,193,449
Current assets held for sale	181,000	184,155	1,405,741
Total Current Assets	20,996,000	30,591,743	11,724,298
Property and equipment, net	6,776,000	5,524,990	2,441,288
Finance leases, net	20,878,000	4,108,277	2,710,899
Operating lease right-of-use assets	86,429,000	76,880,000	27,952,609
Deposits	12,959,000	12,506,275	5,702,089
Other assets	2,425,000	1,716,558	632,790
Total Assets	150,463,000	131,328,347	51,163,973
Current liabilities
Accounts payable	11,999,000	7,481,071	4,997,080
Accrued liabilities	17,648,000	17,465,320	9,458,629
Deferred revenue	3,814,000	9,895,583	3,200,664
Customer deposits	4,266,000	3,935,496	1,617,337
Current portion of notes payable	0	0	1,810,468
Current portion of long-term operating leases	12,311,000	13,650,119	6,445,915
Current portion of finance leases	2,160,000	599,228	335,527
Total current liabilities	52,198,000	53,026,000	27,865,620
Other liabilities
Note payable	29,331,000	29,174,794	5,081,294
Long-term operating leases	75,677,000	65,158,453	23,189,835
Long-term financial leases	18,592,000	3,292,000
Other liabilities	568,000	544,000	2,282,892
Total other liabilities	124,168,000	98,168,671	30,554,021
Total Liabilities	176,366,000	151,195,488	58,419,641
Commitments and Contingencies (Note 7)
Equity (Deficit)
$.001 par value; 200,000,000 authorized; 59,667,950 and 58,925,871 issued and outstanding as of March 31, 2024 and December 31, 2023, respectively	60,000	58,891	53,440
Additional paid-in capital	39,285,000	38,943,133	30,774,197
Retained deficit	(65,473,000)	(59,093,845)	(38,083,304)
Total Company's stockholders' deficit	(26,128,000)	(20,091,821)	(7,255,667)
Noncontrolling interest	225,000	224,680	0
Total stockholders' equity (deficit)	(25,903,000)	(19,867,141)	(7,255,667)
Total Liabilities and Equity (Deficit)	$ 150,463,000	131,328,347	$ 51,163,973
Previously Reported
Current Assets
Accounts receivable, net of allowance of $454 and $95 as March 31, 2024 and December 31, 2023, respectively.		10,180,739
Operating lease right-of-use assets		76,880,504
Current liabilities
Total current liabilities		53,026,817
Other liabilities
Long-term financial leases		3,293,006
Other liabilities		$ 3,835,424